Accrued Liabilities	8 Months Ended
Oct. 31, 2018
Payables and Accruals [Abstract]
Accrued Liabilities	NOTE 6 – ACCRUED LIABILITIES As of October 31, 2018, the Company has the following accrued liabilities:
Amount
Accrued salary – officer	$38,791
Credit card	9,608
Accrued interest	2,654
Total	$51,053